Deposits	12 Months Ended
Dec. 31, 2011
Deposits
Deposits

Note 6 - Deposits

The major categories of deposits are summarized as follows at December 31:

	2011	2010
Demand-noninterest-bearing	$152,955	$152,064
Prepaid solutions card deposits	5,810	29,161
NOW	357,351	349,246
Money market checking	444,942	422,465
Savings	372,067	346,539
Time deposits
Less than $100,000	301,154	348,930
$100,000 and greater	105,265	130,022
Total	$1,739,544	$1,778,427

At December 31, 2011, the scheduled maturities of time deposits were as follows:

2012	$235,929
2013	103,416
2014	26,270
2015	29,976
2016	10,660
Thereafter	168
Total	$406,419

At December 31, 2011 and 2010, the Company did not have brokered deposits.